RELATED PARTIES	12 Months Ended
Nov. 30, 2012
RELATED PARTIES [Text Block]

NOTE 10 – RELATED PARTIES

	Year ended November
	30,
	2012	2011
Management and consulting fees to the Chairman of the Board. See also Note 10d.	$22,679	$-
Compensation to the non-executive directors (except the Chairman of the Board)	$27,344	$-

a.	With respect to options granted to the Company’s Chief Executive Officer, see Note 4(3).
b.	With respect to options granted to the Company’s board members, see Note 4.
c.

On June 2, 2012 the Company signed a promissory note with Guilbert Cuison, one of the Company's shareholders. According to the note, the Company will return the loan granted by the shareholder within thirty days from the date the Company completes an equity financing resulting in the gross proceeds to the Company of at least $3,000,000.